UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 18, 2017 to December 15, 2017

Commission File Number of issuing entity:  333-207340-01

Central Index Key Number of issuing entity:  0001706060

UBS Commercial Mortgage Trust 2017-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale, New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4032144
38-4032145
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 15, 2017 a distribution was made to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

During the distribution period from November 18, 2017 to December 15, 2017 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS Commercial Mortgage Trust 2017-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The CIK number of the Depositor is 0001532799.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of UBS AG is 0001685185.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 1, 2017. The CIK number of Rialto is 0001592182.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on October 18, 2017. The CIK number of NREC is 0001542256.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 14, 2017. The CIK number of Wells Fargo is 0000740906.

Société Générale, New York Branch ("Société"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2017. The CIK number of Société is 0001238163.

CIBC Inc. ("CIBC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 8, 2017. The CIK number of CIBC is 0001548567.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 28, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 28, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On December 1, 2017, a complaint against CWCapital Asset Management LLC (“CWCAM”) and others was filed in the United States District Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., No. 17-cv-9463.  The gravamen of the complaint alleges breaches of a contract and fiduciary duties by CWCAM’s affiliate, CWCapital Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr Ltd.  In total, there are fourteen (14) counts pled in the complaint.  Of those 14, five (5) claims are asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion, and unjust enrichment.  CWCAM denies the claims and intends to vigorously defend itself against these claims.

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for UBS Commercial Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for UBS Commercial Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	11/17/2017	$5,478.03
Current Distribution Date	12/15/2017	$5,289.17

Interest Reserve Account Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C1, relating to the December 15, 2017 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 28, 2017 under Commission File No. 333-207340-01  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 28, 2017 under Commission File No. 333-207340-01  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Raquel Small

Name:  Raquel Small, Executive Director

Date: December 27, 2017

/s/ Nicholas Galeone
Nicholas Galeone, Executive Director

Date: December 27, 2017

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C1, relating to the December 15, 2017 distribution.
EX 102	ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 28, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).
EX 103	ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 28, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).